Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amplify AI Powered Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	13.80%	12.49%	26.39%	(31.57%)	19.48%	25.42%	31.14%	(7.29%)
Amplify Bloomberg AI Value Chain ETF
Prospectus [Line Items]
Annual Return [Percent]	39.42%	18.45%	38.50%	(38.47%)	(7.21%)	41.29%	27.15%	(17.95%)	35.58%
Amplify Travel Tech ETF
Prospectus [Line Items]
Annual Return [Percent]	(3.05%)	10.20%	18.21%	(32.21%)	(5.10%)
Amplify Lithium & Battery Technology ETF
Prospectus [Line Items]
Annual Return [Percent]	58.76%	(14.10%)	(6.75%)	(31.84%)	16.76%	44.32%	(3.26%)
Amplify Blockchain Technology ETF
Prospectus [Line Items]
Annual Return [Percent]	32.95%	52.77%	98.09%	(61.88%)	31.58%	88.18%	29.18%
Amplify Seymour Cannabis ETF
Prospectus [Line Items]
Annual Return [Percent]	18.63%	(31.82%)	(16.43%)	(63.72%)	(18.57%)	31.61%
Amplify Cash Flow Dividend Leaders ETF
Prospectus [Line Items]
Annual Return [Percent]	5.20%	11.18%
Amplify CWP Enhanced Dividend Income ETF
Prospectus [Line Items]
Annual Return [Percent]	17.57%	16.19%	6.98%	(1.48%)	22.78%	13.15%	23.53%	(2.49%)	21.32%
Amplify Etho Climate Leadership U.S. ETF
Prospectus [Line Items]
Annual Return [Percent]	9.81%	8.36%	14.80%	(22.00%)	21.25%	25.21%	34.72%	(4.51%)	23.55%	13.68%
Amplify Video Game Leaders ETF
Prospectus [Line Items]
Annual Return [Percent]	38.16%	11.74%	7.23%	(36.94%)	14.65%	77.96%	16.15%	(16.90%)	59.89%
Amplify Cybersecurity ETF
Prospectus [Line Items]
Annual Return [Percent]	8.00%	23.31%	37.42%	(28.17%)	7.23%	40.83%	23.17%	6.94%	19.61%	3.25%
Amplify COWS Covered Call ETF
Prospectus [Line Items]
Annual Return [Percent]	5.75%	7.13%
Amplify Online Retail ETF
Prospectus [Line Items]
Annual Return [Percent]	15.13%	20.30%	37.72%	(55.63%)	(22.95%)	123.46%	28.37%	(1.57%)	50.18%
Amplify CWP International Enhanced Dividend Income ETF
Prospectus [Line Items]
Annual Return [Percent]	36.49%	10.14%	17.44%
Amplify Digital Payments ETF
Prospectus [Line Items]
Annual Return [Percent]	(9.75%)	25.81%	18.35%	(32.20%)	(12.75%)	34.01%	41.82%	1.33%	36.87%	4.12%
Amplify BlackSwan ISWN ETF
Prospectus [Line Items]
Annual Return [Percent]	22.92%	(3.42%)	7.48%	(24.99%)
Amplify BlueStar Israel Technology ETF
Prospectus [Line Items]
Annual Return [Percent]	13.68%	11.41%	4.91%	(30.34%)	(7.72%)	59.85%	37.27%	(0.18%)	27.74%	3.77%
Amplify Alternative Harvest ETF
Prospectus [Line Items]
Annual Return [Percent]	12.68%	(24.09%)	(21.50%)	(60.18%)	(21.36%)	(11.43%)	(28.55%)	(21.74%)	39.10%	19.45%
Amplify CWP Growth & Income ETF
Prospectus [Line Items]
Annual Return [Percent]	20.25%
Amplify Junior Silver Miners ETF
Prospectus [Line Items]
Annual Return [Percent]	184.02%	6.40%	(4.63%)	(15.74%)	(22.75%)	33.46%	56.26%	(28.44%)	(5.54%)	139.64%
Amplify Small-Mid Cap Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	3.66%
Amplify Samsung SOFR ETF
Prospectus [Line Items]
Annual Return [Percent]	4.25%	5.21%
Amplify BlackSwan Growth & Treasury Core ETF
Prospectus [Line Items]
Annual Return [Percent]	13.73%	13.38%	11.80%	(27.36%)	10.34%	16.62%	22.25%
Amplify Weight Loss Drug & Treatment ETF
Prospectus [Line Items]
Annual Return [Percent]	13.26%
Amplify TLT U.S. Treasury 12% Option Income ETF
Prospectus [Line Items]
Annual Return [Percent]	5.46%
Amplify CEF High Income ETF
Prospectus [Line Items]
Annual Return [Percent]	13.24%	11.88%	12.77%	(21.69%)	14.24%	(1.20%)	21.75%	(9.97%)	14.03%	15.42%